Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE: 22 SUBSEQUENT EVENTS

a) Navios Logistics has signed a shipbuilding contract for the construction of a river and estuary tanker a total consideration of €12,400 ($13,064). Pursuant to this acquisition the Company has secured a credit from the shipbuilder to finance up to 50% of the purchase price, with a maximum of €6,200 ($6,532), to be repaid in 24 equal monthly installments after delivery of the vessel, plus 6.75% interest per annum. The vessel is expected to be delivered in the first quarter of 2018.

b) On February 10, 2017, a New York arbitration tribunal ruled in favor of Navios Logistics on a dispute with Vale . Vale has been ordered to pay Navios Logistics $21,500, compensating for all unpaid invoices, late payment of invoices, and legal fees incurred. The full amount had been received in March 2017.

c) In February 2017, two self-propelled barges of our fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments through 2023.